UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2014

Patrick F. Quan

SMALLCAP World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

SMALLCAP World Fund® Semi-annual report for the six months ended March 31, 2014

SMALLCAP World Fund seeks long-term growth of capital through investments in smaller companies in the United States and around the world.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2014:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	13.08%	21.34%	8.70%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 1.13% for Class A shares as of the prospectus dated December 1, 2013.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations and political instability. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

Concerns about slowing growth in China and other emerging markets marked an otherwise positive period for small-capitalization stocks around the world during the first six months of SMALLCAP World Fund’s current fiscal year.

For the six-month period ended March 31, 2014, the fund produced a total return of 6.8%, which included a one-time capital gains payment of $2.43 a share paid on December 26, 2013.

By way of comparison, the unmanaged MSCI All Country World Small Cap Index returned 9.9% for the period, while the fund’s peer group, as represented by the Lipper Global Small-/Mid-Cap Funds Average, returned 9.0%. The MSCI All Country World Small Cap Index does not include fees or expenses.

We strive to deliver robust long-term absolute returns for shareholders, and note that over five years, 10 years and the life of the fund, the average annual total returns have been 22.8%, 9.3% and 10.0%, respectively. This has been achieved despite the global financial crisis and deflationary pressures of the past decade.

Market overview

Equities continued to rally in developed markets around the world during the first six months of the fund’s fiscal year. U.S. stocks surged toward the end of the calendar year, and while some sectors became volatile in recent months, most indexes held on to their gains.

Results at a glance

For periods ended March 31, 2014, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 4/30/90)

SMALLCAP World Fund (Class A shares)	6.77%	19.99%	22.79%	9.35%	10.03%
MSCI All Country World Small Cap Index*	9.91	20.74	23.77	9.73	n/a
Lipper Global Small-/Mid-Cap Funds Average	9.00	21.47	21.47	8.34	9.81

*	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. The market index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. Results reflect dividends net of withholding taxes. This index was not in existence as of the date the fund began investment operations; therefore, lifetime results are not available.

SMALLCAP World Fund	1

Overseas, European markets likewise made gains. However, growing concern over China’s economic health weighed down stocks in the Asia-Pacific region. Many equities from emerging markets around the world saw declines due to concerns over slower economic growth.

Geopolitical worries also became more acute toward the end of the six-month period due to tension between Ukraine and Russia. Not only are both nations considered emerging markets, their influence over the energy sector, particularly in Europe, troubled many investors.

The fund’s holdings

The portfolio managers of SMALLCAP World Fund continue to invest in companies they believe will not only grow, but have the potential to be game-changers in their industries. To that end, the geography of those investments is a secondary, though still important, concern. The managers continue to hold a greater portion of the fund in emerging markets stocks than many of the fund’s peers because they believe these stocks will continue to provide growth at a reasonable discount to developed market stocks.

At the end of the reporting period, emerging markets stocks made up 13.6% of the portfolio, compared to 9.6% in the benchmark. In addition, the fund consisted of roughly 45% U.S. equities, less than that of the index. Roughly 19% of the fund’s equities were from Europe and 9% from developed Asian markets.

Where are SMALLCAP’s holdings located?

	As of March 31, 2014	Percent of net assets
▀	United States	44.9%
▀	Asia & Pacific Basin	21.4
▀	Europe	19.3
▀	Other (including Canada & Latin America)	4.6
▀	Short-term securities & other assets less liabilities	9.8

	As of September 30, 2013	Percent of net assets
▀	United States	46.3%
▀	Asia & Pacific Basin	20.6
▀	Europe	20.3
▀	Other (including Canada & Latin America)	4.9
▀	Short-term securities & other assets less liabilities	7.9

2	SMALLCAP World Fund

Holdings in the consumer staples and energy sectors negatively influenced returns. The fund’s holdings in health care and industrials stocks contributed to returns on an absolute basis.

As with geography, the portfolio managers seek out high-conviction investments across all sectors, with an eye toward the long term.

Looking ahead

As of this writing, we believe that the economic situation in most developed nations is improving. Certainly, the geopolitical situation in Ukraine will be monitored closely with an eye toward potential effects on European growth. In the U.S., the Federal Reserve’s continued efforts to reduce its participation in the bond markets likewise will be watched carefully.

China remains a formidable question mark, one that could affect other emerging markets, the Asia-Pacific region and, indeed, the entire world. While we do not believe that China’s economic growth will stop altogether, it does appear that a slowdown is inevitable. The short-term effects of this could increase volatility in equities around the world — but could also provide long-term opportunities for other companies around the world.

As always, while we take note of the economic environment and market trends, our investment decisions are based on bottom-up research on each individual company. We often prefer companies we believe have the potential to be innovators in their fields, ones that could disrupt established markets or create new ones entirely. It’s these companies, among others, we seek to include in SMALLCAP World Fund.

We do not take your support for granted, and we will continue to try to deliver solid long-term absolute results. We look forward to reporting to you again in six months.

Cordially,

Jonathan Knowles
Vice Chairman of the Board

Gregory W. Wendt
President

May 13, 2014

For current information about the fund, visit americanfunds.com.

SMALLCAP World Fund	3

Summary investment portfolio March 31, 2014	unaudited

Industry sector diversification	Percent of net assets

Country diversification	Percent of net assets
United States	44.9%
United Kingdom	9.7
Euro zone*	6.5
Japan	4.6
China	3.7
India	2.9
Hong Kong	2.7
Canada	2.2
Philippines	1.8
Australia	1.4
Singapore	1.3
Other countries	8.5
Short-term securities & other assets less liabilities	9.8
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal, Slovenia and Spain.

4	SMALLCAP World Fund

Common stocks 89.56%	Shares	Value (000)	Percent of net assets
Consumer discretionary 19.72%
Netflix, Inc.[1]	998,743	$351,587	1.33%
Domino’s Pizza, Inc.[2]	3,040,000	233,989	.89
Melco International Development Ltd.[3]	56,695,000	191,645	.73
Lions Gate Entertainment Corp.[2]	7,081,000	189,275	.72
Paddy Power PLC[3]	2,237,300	177,256	.67
ASOS PLC[1,3]	2,014,755	174,406	.66
Tesla Motors, Inc.[1]	667,845	139,212	.53
Mr Price Group Ltd.[3]	7,820,383	116,934	.44
John Wiley & Sons, Inc., Class A	1,971,083	113,613	.43
Five Below, Inc.[1]	2,639,833	112,140	.42
Ted Baker PLC[2,3]	3,024,993	108,346	.41
TOD’S SpA[3]	655,000	85,038	.32
Other securities		3,210,096	12.17
		5,203,537	19.72

Health care 14.63%
Regeneron Pharmaceuticals, Inc.[1]	1,044,921	313,769	1.19
Incyte Corp.[1]	4,445,600	237,929	.90
Endo International PLC[1]	1,745,100	119,801
Endo International PLC (CAD denominated)[1]	1,343,224	92,258	.80
Synageva BioPharma Corp.[1,2]	2,274,774	188,738	.71
Myriad Genetics, Inc.[1,2]	5,503,956	188,180	.71
Hikma Pharmaceuticals PLC[3]	5,625,153	156,081	.59
Centene Corp.[1]	2,353,915	146,531	.56
athenahealth, Inc.[1]	865,423	138,675	.53
Molina Healthcare, Inc.[1,2]	3,417,000	128,343	.49
Emeritus Corp.[1,2]	3,529,700	110,974	.42
BioMarin Pharmaceutical Inc.[1]	1,422,500	97,029	.37
Sysmex Corp.[3]	2,940,000	94,328	.36
Illumina, Inc.[1]	626,000	93,061	.35
Other securities		1,753,632	6.65
		3,859,329	14.63

Information technology 11.64%
AAC Technologies Holdings Inc.[3]	29,287,250	152,715	.58
OpenTable, Inc.[1,2]	1,590,000	122,319	.46
TriQuint Semiconductor, Inc.[1]	7,735,000	103,572	.39
Vistaprint NV1,2	1,860,000	91,549	.35
Other securities		2,600,936	9.86
		3,071,091	11.64

Industrials 11.45%
Moog Inc., Class A1	2,597,800	170,182	.65
American Airlines Group Inc.[1]	4,627,000	169,348	.64
ITT Corp.	2,826,621	120,866	.46
Intertek Group PLC[3]	1,825,000	93,659	.35
Northgate PLC[2,3]	10,626,805	92,188	.35
CIMC Enric Holdings Ltd.[3]	56,417,000	79,742	.30
Other securities		2,293,751	8.70
		3,019,736	11.45

SMALLCAP World Fund	5

Common stocks	Shares	Value (000)	Percent of net assets
Financials 9.88%
SVB Financial Group[1]	1,355,900	$174,613	.66%
Financial Engines, Inc.	2,238,430	113,667	.43
Validus Holdings, Ltd.	2,608,000	98,348	.38
GT Capital Holdings, Inc.[3]	4,782,200	83,792	.32
Other securities		2,135,061	8.09
		2,605,481	9.88

Materials 4.83%
James Hardie Industries PLC (CDI)[3]	9,733,929	129,457	.49
Chr. Hansen Holding A/S3	2,617,000	103,826	.39
AptarGroup, Inc.	1,400,000	92,540	.35
Other securities		949,193	3.60
		1,275,016	4.83

Consumer staples 4.72%
Super Group Ltd.[2,3]	44,597,000	123,548	.47
Puregold Price Club, Inc.[3]	112,906,300	111,068	.42
Raia Drogasil SA, ordinary nominative	10,577,374	91,509	.35
PZ Cussons PLC[3]	15,105,000	88,734	.33
Emmi AG3	240,600	86,743	.33
Other securities		744,805	2.82
		1,246,407	4.72

Energy 4.45%
InterOil Corp.[1]	2,344,500	151,830	.58
Ophir Energy PLC[1,2,3]	33,820,898	135,290	.51
Other securities		886,888	3.36
		1,174,008	4.45

Utilities 1.90%
ENN Energy Holdings Ltd.[3]	30,574,296	213,749	.81
Other securities		287,385	1.09
		501,134	1.90

Telecommunication services 1.39%
Other securities		367,000	1.39

Miscellaneous 4.95%
Other common stocks in initial period of acquisition		1,305,335	4.95

Total common stocks (cost: $16,236,771,000)		23,628,074	89.56

Preferred securities 0.01%
Miscellaneous 0.01%
Other preferred securities in initial period of acquisition		2,375	.01

Total preferred securities (cost: $1,425,000)		2,375	.01

6	SMALLCAP World Fund

Rights & warrants 0.06%		Value (000)	Percent of net assets
Information technology 0.05%
Other securities		$11,812	.05%

Miscellaneous 0.01%
Other rights & warrants in initial period of acquisition		3,371	.01

Total rights & warrants (cost: $926,000)		15,183	.06

Convertible securities 0.26%
Other 0.26%
Other securities		68,857	.26

Total convertible securities (cost: $66,833,000)		68,857	.26

Bonds, notes & other debt instruments 0.26%
Other 0.26%
Other securities		69,968	.26

Total bonds, notes & other debt instruments (cost: $70,783,000)		69,968	.26

Short-term securities 9.84%	Principal amount (000)
Federal Home Loan Bank 0.06%–0.165% due 4/11–11/26/2014	$321,518	321,474	1.22
Freddie Mac 0.095%–0.14% due 4/1–11/3/2014	320,800	320,716	1.22
Fannie Mae 0.05%–0.135% due 5/14–11/24/2014	302,800	302,717	1.15
International Bank for Reconstruction and Development 0.10%–0.14% due 5/12–8/22/2014	272,500	272,462	1.03
Gotham Funding Corp. 0.145% due 4/8/2014[4]	57,195	57,193
Victory Receivables Corp. 0.16% due 4/11/2014[4]	57,100	57,097
Mitsubishi UFJ Trust and Banking Corp. 0.18% due 4/29/2014[4]	50,000	49,992	.62
Thunder Bay Funding, LLC 0.18% due 5/20–5/27/2014[4]	50,000	71,979
Old Line Funding, LLC 0.17%–0.18% due 5/27–6/11/2014[4]	41,926	41,921	.43
Svenska Handelsbanken Inc. 0.17% due 6/11–6/19/2014[4]	105,400	105,362	.40
National Australia Funding (Delaware) Inc. 0.14%–0.16% due 4/7–4/23/2014[4]	105,000	104,992	.40
U.S. Treasury Bills 0.058%–0.101% due 4/17–6/5/2014	93,000	92,998	.35
KfW 0.11%–0.13% due 5/27–6/13/2014[4]	82,000	81,981	.31
Other securities		715,025	2.71

Total short-term securities (cost: $2,595,745,000)		2,595,909	9.84

Total investment securities (cost: $18,972,483,000)		26,380,366	99.99
Other assets less liabilities		1,512	.01

Net assets		$26,381,878	100.00%

SMALLCAP World Fund	7

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $87,817,000, an aggregate cost of $128,641,000, and which represented .33% of the net assets of the fund) were acquired from 10/5/2005 to 2/28/2014 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $215,631,000 over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 3/31/2014
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Australian dollars	4/4/2014	UBS AG	$3,572	A$4,000	$(136)
Australian dollars	4/10/2014	Barclays Bank PLC	$2,632	A$2,900	(56)
Euros	4/9/2014	HSBC Bank	$9,556	€6,950	(18)
Japanese yen	4/7/2014	Bank of New York Mellon	$8,565	¥875,000	87
Japanese yen	4/11/2014	Bank of New York Mellon	$9,634	¥990,000	79
Japanese yen	4/17/2014	Bank of New York Mellon	$7,728	¥793,345	41
Japanese yen	4/30/2014	Barclays Bank PLC	$63,026	¥6,440,000	622
Japanese yen	5/14/2014	Bank of New York Mellon	$39,521	¥4,046,655	295
					$ 914

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended March 31, 2014, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 3/31/2014 (000)
Domino’s Pizza, Inc.	2,940,000	100,000	—	3,040,000	$1,348	$233,989
Lions Gate Entertainment Corp.	7,381,000	600,000	900,000	7,081,000	630	189,275
Synageva BioPharma Corp.[1]	2,230,074	44,700	—	2,274,774	—	188,738
Myriad Genetics, Inc.[1]	2,758,800	2,745,156	—	5,503,956	—	188,180
Ophir Energy PLC[1,3]	30,708,378	5,918,400	2,805,880	33,820,898	—	135,290

8	SMALLCAP World Fund

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 3/31/2014 (000)
Molina Healthcare, Inc.[1]	3,417,000	—	—	3,417,000	$—	$128,343
Super Group Ltd.[3]	44,597,000	—	—	44,597,000	—	123,548
OpenTable, Inc.[1]	1,490,000	100,000	—	1,590,000	—	122,319
Emeritus Corp.[1]	2,729,700	800,000	—	3,529,700	—	110,974
Ted Baker PLC[3]	2,882,993	142,000	—	3,024,993	438	108,346
Northgate PLC[3]	10,626,805	—	—	10,626,805	559	92,188
Vistaprint NV1	1,860,000	—	—	1,860,000	—	91,549
Coupons.com Inc.[1,3]	—	3,287,996	—	3,287,996	—	68,892
Coupons.com Inc.[1]	—	600,000	—	600,000	—	14,790
Ultragenyx Pharmaceutical Inc.[1,3]	—	889,970	—	889,970	—	36,984
Ultragenyx Pharmaceutical Inc.[1]	—	668,987	—	668,987	—	32,707
Ultragenyx Pharmaceutical Inc., Series B, convertible preferred	2,789,614	—	2,789,614	—	196	—
OM Group, Inc.	1,820,000	89,000	—	1,909,000	137	63,417
Xoom Corp.[1]	—	3,013,000	—	3,013,000	—	58,814
Stock Spirits Group PLC[1,3]	—	11,690,000	—	11,690,000	—	57,440
KEYW Holding Corp.[1]	2,836,400	—	—	2,836,400	—	53,069
Boer Power Holdings Ltd.[3]	39,202,000	—	—	39,202,000	858	52,870
Galapagos NV1,3	2,378,928	—	—	2,378,928	—	52,437
Goodpack Ltd.[3]	30,777,000	—	—	30,777,000	1,226	52,421
Continental Building Products, Inc.[1]	—	2,705,000	—	2,705,000	—	50,962
Montage Technology Group Ltd.[1]	1,231,884	967,916	—	2,199,800	—	44,040
bluebird bio, Inc.[1]	516,000	1,387,048	—	1,903,048	—	43,275
bluebird bio, Inc.	1,179,648	—	1,179,648	—	—	—
ICG Group, Inc.[1]	1,137,000	957,000	—	2,094,000	—	42,759
Orexigen Therapeutics, Inc.[1]	6,535,000	550,200	1,005,000	6,080,200	—	39,521
Stock Building Supply Holdings, Inc.[1]	1,000,000	685,000	—	1,685,000	—	34,239
Mistras Group, Inc.[1]	2,052,000	—	592,000	1,460,000	—	33,244
Cox & Kings Ltd.[3]	10,592,000	—	—	10,592,000	—	28,363
Cox & Kings Ltd. (GDR)[3]	330,000	—	—	330,000	—	884
Takeuchi Mfg. Co., Ltd.[3]	—	1,117,000	—	1,117,000	121	28,777
Greenko Group PLC[1,3]	9,748,155	—	—	9,748,155	—	28,301
iEnergizer Ltd.[1,3]	—	7,650,500	—	7,650,500	—	27,741
Gem Diamonds Ltd.[1,3]	7,750,000	1,861,686	—	9,611,686	—	27,721
VST Industries Ltd.[3]	715,400	288,000	—	1,003,400	—	27,663
Sirius Minerals PLC[1,3]	52,304,735	87,228,725	—	139,533,460	—	25,005
Sirius Minerals PLC, warrants, expire 2015[1,3]	—	40,000,000	—	40,000,000	—	1,860
Neovasc Inc.[1]	—	4,192,000	—	4,192,000	—	25,406
ARC Document Solutions, Inc.[1]	2,765,764	1,375,692	809,363	3,332,093	—	24,791
XenoPort, Inc.[1]	3,620,000	1,149,000	—	4,769,000	—	24,656
BNK Petroleum Inc.[1]	11,543,380	1,261,534	—	12,804,914	—	23,629
Bizim Toptan Satis Magazalari AS, non-registered shares[3]	2,466,000	—	—	2,466,000	—	23,619

SMALLCAP World Fund	9

	Beginning shares or principal amount	Additions	Reductions	Ending shares or Principal amount	Dividend or interest income (000)	Value of affiliates at 3/31/2014 (000)
Rally Software Development Corp.[1]	656,217	1,043,783	—	1,700,000	$—	$22,746
ChemoCentryx, Inc.[1]	3,131,800	295,000	—	3,426,800	—	22,720
Home Federal Bancorp, Inc.	1,384,249	—	—	1,384,249	166	21,539
Manappuram Finance Ltd.[3]	54,930,986	—	—	54,930,986	792	19,849
Frigoglass SAIC[1,3]	3,052,380	—	—	3,052,380	—	19,782
Suprema Inc.[1,3]	868,200	—	—	868,200	—	19,667
Agilysys, Inc.[1]	1,280,591	—	—	1,280,591	—	17,160
TravelCenters of America LLC[1]	1,581,250	442,500	—	2,023,750	—	16,494
NII Holdings, Inc., Class B1	5,595,000	6,442,000	995,000	11,042,000	—	13,140
NII Capital Corp. 10.00% 2016	—	$5,000,000	—	$5,000,000	294	2,062
NII Capital Corp. 7.625% 2021	—	$4,000,000	—	$4,000,000	31	1,140
ValueVision Media, Inc., Class A1	3,440,761	—	256,591	3,184,170	—	15,475
Mytrah Energy Ltd.[1,3]	10,418,000	—	—	10,418,000	—	15,410
Houston Wire & Cable Co.	1,678,900	—	528,900	1,150,000	311	15,100
Lekoil Ltd. (CDI)[1,3]	14,070,000	5,664,000	2,731,575	17,002,425	—	14,939
Mothercare PLC[1,3]	4,480,000	—	30,000	4,450,000	—	13,947
First Southern Bancorp, Inc.[1,5]	1,344,915	—	—	1,344,915	—	8,137
First Southern Bancorp, Inc., Series C, convertible preferred[1,3,5]	2,299	—	—	2,299	—	5,383
Mahindra Lifespace Developers Ltd.[3]	2,157,380	—	—	2,157,380	—	13,279
Tribhovandas Bhimji Zaveri Ltd.[3]	3,439,332	896,400	—	4,335,732	—	9,542
San Leon Energy PLC[1,3]	—	155,300,000	—	155,300,000	—	9,274
Tilaknager Industries Ltd.[3]	8,890,000	—	—	8,890,000	—	8,295
Talwalkars Better Value Fitness Ltd.[3]	1,694,000	—	—	1,694,000	—	4,583
Duluth Metals Ltd.[1]	7,699,700	—	—	7,699,700	—	4,527
Cape Lambert Resources Ltd.[1,3]	47,330,825	—	—	47,330,825	—	4,391
Powerland AG, non-registered shares[1,3]	1,200,000	—	—	1,200,000	—	3,432
China High Precision Automation Group Ltd.[1,3]	67,422,000	—	14,390,000	53,032,000	—	684
CEC Unet PLC[1,3]	35,100,775	—	—	35,100,775	—	—
AIA Engineering Ltd.[3,6]	4,840,050	—	2,942,069	1,897,981	—	—
ArthroCare Corp.[1,6]	2,232,950	2,129	1,406,354	828,725	—	—
Autoneum Holding AG6	373,780	—	373,780	—	—	—
Body Central Corp.[6]	—	1,080,000	1,080,000	—	—	—
Cadence Pharmaceuticals, Inc.[6]	5,939,969	—	5,939,969	—	—	—
Comfort Systems USA, Inc.[6]	2,476,000	—	2,476,000	—	136	—
Coupons.com Inc., Series B, convertible preferred[6]	8,191,724	—	8,191,724	—	—	—
Demandware, Inc.[1,6]	2,200,000	—	415,000	1,785,000	—	—
Domino’s Pizza Enterprises Ltd.[3,6]	4,752,365	—	1,064,655	3,687,710	647	—
Exelixis, Inc.[6]	9,216,800	600,552	9,817,352	—	—	—

10	SMALLCAP World Fund

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 3/31/2014 (000)
Falkland Oil and Gas Ltd.[1,3,6]	24,225,000	—	—	24,225,000	$—	$—
Gran Colombia Gold SA6	906,700	—	906,700	—	—	—
Iridium Communications Inc.[1,6]	4,721,812	—	2,674,524	2,047,288	—	—
Iridium Communications Inc., Series A, convertible preferred[4,6]	60,000	—	—	60,000	210	—
Kingdee International Software Group Co. Ltd.[1,3,6]	134,868,000	—	84,868,000	50,000,000	—	—
LSL Property Services PLC[3,6]	5,956,350	—	964,956	4,991,394	667	—
Manila Water Co., Inc.[3,6]	104,200,900	—	8,325,600	95,875,300	1,253	—
MonotaRO Co., Ltd.[3,6]	3,348,300	224,400	1,018,900	2,553,800	150	—
Mood Media Corp. (CDI)[6]	3,710,000	—	3,710,000	—	—	—
Mood Media Corp.[6]	6,375,000	—	6,375,000	—	—	—
Moog Inc., Class A1,6	2,282,800	315,000	—	2,597,800	—	—
Mvelaserve Ltd.[6]	9,194,800	—	9,194,800	—	—	—
Orthofix International NV1,6	1,116,826	—	739,826	377,000	—	—
Petrodorado Energy Ltd.[6]	38,400,000	—	38,400,000	—	—	—
Puregold Price Club, Inc.[3,6]	149,636,300	—	36,730,000	112,906,300	551	—
Responsys, Inc.[6]	2,815,000	—	2,815,000	—	—	—
Schweitzer-Mauduit International, Inc.[6]	1,742,800	—	1,038,382	704,418	715	—
Tsukui Corp.[3,6]	2,595,000	—	1,700,000	895,000	70	—
Vocus, Inc.[1,6]	1,513,538	—	654,205	859,333	—	—
					$11,506	$3,185,733

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $10,905,263,000, which represented 41.34% of the net assets of the fund. This amount includes $10,616,129,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,215,331,000, which represented 4.61% of the net assets of the fund.
[5]	This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2013; it was not publicly disclosed.
[6]	Unaffiliated issuer at 3/31/2014.

Key to abbreviations and symbols

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

A$ = Australian dollars

CAD = Canadian dollars

€ = Euros

¥ = Japanese yen

See Notes to Financial Statements

SMALLCAP World Fund	11

Financial statements

Statement of assets and liabilities	unaudited
at March 31, 2014	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $16,348,722)	$23,194,633
Affiliated issuers (cost: $2,623,761)	3,185,733	$26,380,366
Cash		514
Unrealized appreciation on open forward currency contracts		1,124
Receivables for:
Sales of investments	62,327
Sales of fund’s shares	32,965
Closed forward currency contracts	10
Dividends and interest	24,789	120,091
		26,502,095
Liabilities:
Unrealized depreciation on open forward currency contracts		210
Payables for:
Purchases of investments	59,419
Repurchases of fund’s shares	28,715
Closed forward currency contracts	38
Investment advisory services	14,266
Services provided by related parties	10,145
Directors’ deferred compensation	3,172
Other	4,252	120,007
Net assets at March 31, 2014		$26,381,878

Net assets consist of:
Capital paid in on shares of capital stock		$17,706,717
Accumulated net investment loss		(220,122)
Undistributed net realized gain		1,490,045
Net unrealized appreciation		7,405,238
Net assets at March 31, 2014		$26,381,878

(dollars and shares in thousands, except per-share amounts)

Total authorized capital stock — 1,000,000 shares,
$.01 par value (533,992 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$17,563,845	353,037	$49.75
Class B	161,098	3,463	46.52
Class C	955,102	20,783	45.96
Class F-1	998,312	20,242	49.32
Class F-2	753,256	15,082	49.94
Class 529-A	962,937	19,498	49.39
Class 529-B	21,896	466	46.98
Class 529-C	293,623	6,284	46.72
Class 529-E	51,690	1,065	48.55
Class 529-F-1	80,066	1,615	49.59
Class R-1	43,094	916	47.06
Class R-2	749,419	15,928	47.05
Class R-3	858,679	17,714	48.47
Class R-4	759,664	15,375	49.41
Class R-5	608,021	12,060	50.41
Class R-6	1,521,176	30,464	49.93

See Notes to Financial Statements

12	SMALLCAP World Fund

Statement of operations	unaudited
for the six months ended March 31, 2014	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $4,714; also includes $11,181 from affiliates)	$98,590
Interest (includes $325 from affiliates)	2,554	$101,144
Fees and expenses*:
Investment advisory services	80,628
Distribution services	35,799
Transfer agent services	20,117
Administrative services	2,924
Reports to shareholders	633
Registration statement and prospectus	256
Directors’ compensation	619
Auditing and legal	66
Custodian	1,646
Other	779	143,467
Net investment loss		(42,323)

Net realized gain and unrealized appreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $31; also includes $104,180 net gain from affiliates)	1,515,639
Forward currency contracts	5,122
Currency transactions	(1,083)	1,519,678
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $3,702)	175,480
Forward currency contracts	2,952
Currency translations	(41)	178,391
Net realized gain and unrealized appreciation on investments, forward currency contracts and currency		1,698,069

Net increase in net assets resulting from operations		$1,655,746

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

SMALLCAP World Fund	13

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	March 31,	September 30,
	2014*	2013
Operations:
Net investment (loss) income	$(42,323)	$22,410
Net realized gain on investments, forward currency contracts and currency transactions	1,519,678	1,811,729
Net unrealized appreciation on investments, forward currency contracts and currency translations	178,391	3,230,899
Net increase in net assets resulting from operations	1,655,746	5,065,038

Dividends and distributions paid to shareholders:
Dividends from net investment income	—	(257,779)
Distributions from net realized gain on investments	(1,231,151)	—
Total dividends and distributions paid to shareholders	(1,231,151)	(257,779)

Net capital share transactions	1,516,610	(27,946)

Total increase in net assets	1,941,205	4,779,313

Net assets:
Beginning of period	24,440,673	19,661,360
End of period (including distributions in excess of net investment income: $(220,122) and $(177,799), respectively)	$26,381,878	$24,440,673

*Unaudited.

See Notes to Financial Statements

14	SMALLCAP World Fund

Notes to financial statements	unaudited

1. Organization

SMALLCAP World Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world. Shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in 2014; however, the fund reserves the right to delay the implementation.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

SMALLCAP World Fund	15

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

16	SMALLCAP World Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

SMALLCAP World Fund	17

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities.

18	SMALLCAP World Fund

Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2014 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$2,354,917	$2,779,698	$68,922	$5,203,537
Health care	3,137,903	684,442	36,984	3,859,329
Information technology	1,948,997	1,121,410	684	3,071,091
Industrials	1,341,912	1,677,824	—	3,019,736
Financials	1,743,045	862,436	—	2,605,481
Materials	454,077	819,624	1,315	1,275,016
Consumer staples	273,079	973,328	—	1,246,407
Energy	719,266	454,742	—	1,174,008
Utilities	76,886	424,248	—	501,134
Telecommunication services	224,373	127,682	14,945	367,000
Miscellaneous	506,922	796,490	1,923	1,305,335
Preferred securities	2,375	—	—	2,375
Rights & warrants	—	1,860	13,323	15,183
Convertible securities	—	30,857	38,000	68,857
Bonds, notes & other debt instruments	—	69,968	—	69,968
Short-term securities	—	2,595,909	—	2,595,909
Total	$12,783,752	$13,420,518	$176,096	$26,380,366

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,124	$—	$1,124
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(210)	—	(210)
Total	$—	$914	$—	$914

*	Securities with a value of $9,097,221,000, which represented 34.48% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

SMALLCAP World Fund	19

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

20	SMALLCAP World Fund

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of March 31, 2014 (dollars in thousands):

	Asset		Liability
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Unrealized appreciation on open forward currency contracts	$1,124	Unrealized depreciation on open forward currency contracts	$210
Forward currency	Receivables for closed forward currency contracts	10	Payables for closed forward currency contracts	38
		$1,134		$248

	Net realized gain		Net unrealized appreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Net realized gain on forward currency contracts	$5,122	Net unrealized appreciation on forward currency contracts	$2,952

SMALLCAP World Fund	21

Collateral — The fund has entered into a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2009, by state tax authorities for tax years before 2008 and by tax authorities outside the U.S. for tax years before 2006.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2013, the fund had tax basis late year ordinary loss deferral of $43,980,000 and undistributed long-term capital gains of $1,229,754,000.

22	SMALLCAP World Fund

As of March 31, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$8,285,331
Gross unrealized depreciation on investment securities	(1,042,927)
Net unrealized appreciation on investment securities	7,242,404
Cost of investment securities	19,137,962

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended March 31, 2014			Year ended September 30, 2013
	Ordinary	Long-term capital	Total distributions	Ordinary	Long-term capital	Total distributions
Share class	income	gains	paid	income	gains	paid
Class A	$—	$819,307	$819,307	$182,045	$—	$182,045
Class B	—	8,984	8,984	999	—	999
Class C	—	48,666	48,666	5,125	—	5,125
Class F-1	—	45,043	45,043	8,428	—	8,428
Class F-2	—	32,777	32,777	7,141	—	7,141
Class 529-A	—	44,604	44,604	9,344	—	9,344
Class 529-B	—	1,211	1,211	97	—	97
Class 529-C	—	14,431	14,431	1,428	—	1,428
Class 529-E	—	2,446	2,446	423	—	423
Class 529-F-1	—	3,682	3,682	843	—	843
Class R-1	—	2,147	2,147	253	—	253
Class R-2	—	37,717	37,717	4,501	—	4,501
Class R-3	—	42,124	42,124	7,719	—	7,719
Class R-4	—	34,905	34,905	8,016	—	8,016
Class R-5	—	27,390	27,390	7,046	—	7,046
Class R-6	—	65,717	65,717	14,371	—	14,371
Total	$—	$1,231,151	$1,231,151	$257,779	$—	$257,779

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.800% on the first $1 billion of daily net assets and decreasing to 0.595% on such assets in excess of $27 billion. For the six months ended March 31, 2014, the investment advisory services fee was $80,628,000, which was equivalent to an annualized rate of 0.630% of average daily net assets.

SMALLCAP World Fund	23

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2014, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

24	SMALLCAP World Fund

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. For the six months ended March 31, 2014, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. Effective April 1, 2014, the quarterly fee was amended to provide for reduced annual rates of 0.07%, 0.06% and 0.05% over $30 billion, $50 billion and $70 billion, respectively, of the net assets invested in Class 529 shares of the American Funds. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. The Commonwealth of Virginia is not considered a related party.

For the six months ended March 31, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$20,389	$14,509	$857	Not applicable
Class B	873	156	Not applicable	Not applicable
Class C	4,708	815	236	Not applicable
Class F-1	1,165	586	233	Not applicable
Class F-2	Not applicable	373	173	Not applicable
Class 529-A	983	645	232	$451
Class 529-B	118	19	6	12
Class 529-C	1,416	211	71	139
Class 529-E	125	23	12	24
Class 529-F-1	—	54	19	37
Class R-1	211	28	11	Not applicable
Class R-2	2,769	1,395	186	Not applicable
Class R-3	2,126	771	214	Not applicable
Class R-4	916	379	184	Not applicable
Class R-5	Not applicable	148	146	Not applicable
Class R-6	Not applicable	5	344	Not applicable
Total class-specific expenses	$35,799	$20,117	$2,924	$663

Directors’ deferred compensation — Directors’ compensation of $619,000 in the fund’s statement of operations includes $179,000 in current fees (either paid in cash or deferred) and a net increase of $440,000 in the value of the deferred amounts.

Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or directors received any compensation directly from the fund.

SMALLCAP World Fund	25

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended March 31, 2014

Class A	$1,012,718	20,359	$806,616	16,542	$(1,005,463)	(20,247)	$813,871	16,654
Class B	2,507	54	8,918	195	(37,610)	(805)	(26,185)	(556)
Class C	82,977	1,799	48,176	1,068	(105,333)	(2,286)	25,820	581
Class F-1	172,509	3,496	44,660	924	(101,553)	(2,070)	115,616	2,350
Class F-2	138,582	2,775	30,757	629	(57,144)	(1,149)	112,195	2,255
Class 529-A	66,060	1,338	44,593	921	(46,765)	(947)	63,888	1,312
Class 529-B	417	8	1,211	26	(5,489)	(116)	(3,861)	(82)
Class 529-C	21,738	463	14,426	314	(18,057)	(385)	18,107	392
Class 529-E	3,510	72	2,446	52	(2,702)	(56)	3,254	68
Class 529-F-1	8,894	179	3,680	76	(7,268)	(146)	5,306	109
Class R-1	5,510	117	2,139	47	(6,719)	(143)	930	21
Class R-2	83,317	1,765	37,700	816	(116,505)	(2,474)	4,512	107
Class R-3	112,516	2,321	42,110	885	(144,213)	(2,979)	10,413	227
Class R-4	108,909	2,207	34,902	721	(108,811)	(2,208)	35,000	720
Class R-5	67,772	1,351	27,377	554	(48,224)	(960)	46,925	945
Class R-6	269,538	5,408	65,716	1,344	(44,435)	(895)	290,819	5,857
Total net increase (decrease)	$2,157,474	43,712	$1,215,427	25,114	$(1,856,291)	(37,866)	$1,516,610	30,960

Year ended September 30, 2013

Class A	$1,557,151	36,059	$178,221	4,529	$(2,101,305)	(49,421)	$(365,933)	(8,833)
Class B	5,244	129	990	26	(78,159)	(1,942)	(71,925)	(1,787)
Class C	115,494	2,852	5,050	137	(163,006)	(4,082)	(42,462)	(1,093)
Class F-1	230,756	5,343	8,312	213	(183,653)	(4,490)	55,415	1,066
Class F-2	261,399	6,191	6,474	164	(98,197)	(2,254)	169,676	4,101
Class 529-A	105,543	2,476	9,343	239	(93,329)	(2,193)	21,557	522
Class 529-B	680	17	97	3	(10,704)	(264)	(9,927)	(244)
Class 529-C	31,723	779	1,427	38	(35,946)	(884)	(2,796)	(67)
Class 529-E	5,599	134	422	11	(5,392)	(130)	629	15
Class 529-F-1	15,329	359	842	21	(9,884)	(230)	6,287	150
Class R-1	8,611	209	252	7	(12,509)	(308)	(3,646)	(92)
Class R-2	155,700	3,807	4,497	120	(221,139)	(5,411)	(60,942)	(1,484)
Class R-3	212,178	5,045	7,712	200	(244,770)	(5,852)	(24,880)	(607)
Class R-4	189,212	4,445	8,015	205	(173,149)	(4,082)	24,078	568
Class R-5	151,856	3,552	7,030	177	(99,358)	(2,287)	59,528	1,442
Class R-6	282,881	6,554	14,371	366	(79,857)	(1,824)	217,395	5,096
Total net increase (decrease)	$3,329,356	77,951	$253,055	6,456	$(3,610,357)	(85,654)	$(27,946)	(1,247)

*	Includes exchanges between share classes of the fund.

26	SMALLCAP World Fund

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $4,594,654,000 and $5,017,113,000, respectively, during the six months ended March 31, 2014.

SMALLCAP World Fund	27

Financial highlights

			Income (loss) from investment operations[1]
		Net asset		Net gains (losses)
		value,	Net	on securities	Total from
		beginning	investment	(both realized	investment
		of period	(loss) income	and unrealized)	operations
Class A:	Six months ended 3/31/2014[4,5]	$48.91	$(.07)	$3.34	$3.27
	Year ended 9/30/2013	39.27	.06	10.12	10.18
	Year ended 9/30/2012	31.45	.08	7.85	7.93
	Year ended 9/30/2011	35.82	.09	(3.94)	(3.85)
	Year ended 9/30/2010	30.26	.14	5.62	5.76
	Year ended 9/30/2009	28.46	.19	1.61	1.80
Class B:	Six months ended 3/31/2014[4,5]	46.06	(.24)	3.13	2.89
	Year ended 9/30/2013	36.95	(.26)	9.56	9.30
	Year ended 9/30/2012	29.72	(.20)	7.43	7.23
	Year ended 9/30/2011	33.87	(.20)	(3.71)	(3.91)
	Year ended 9/30/2010	28.66	(.11)	5.32	5.21
	Year ended 9/30/2009	27.16	.01	1.49	1.50
Class C:	Six months ended 3/31/2014[4,5]	45.54	(.25)	3.10	2.85
	Year ended 9/30/2013	36.60	(.26)	9.45	9.19
	Year ended 9/30/2012	29.44	(.19)	7.35	7.16
	Year ended 9/30/2011	33.61	(.19)	(3.69)	(3.88)
	Year ended 9/30/2010	28.44	(.10)	5.28	5.18
	Year ended 9/30/2009	26.93	.03	1.48	1.51
Class F-1:	Six months ended 3/31/2014[4,5]	48.51	(.07)	3.31	3.24
	Year ended 9/30/2013	38.94	.09	10.03	10.12
	Year ended 9/30/2012	31.18	.09	7.78	7.87
	Year ended 9/30/2011	35.53	.10	(3.92)	(3.82)
	Year ended 9/30/2010	30.03	.15	5.57	5.72
	Year ended 9/30/2009	28.21	.21	1.61	1.82
Class F-2:	Six months ended 3/31/2014[4,5]	49.03	— [7]	3.34	3.34
	Year ended 9/30/2013	39.38	.21	10.12	10.33
	Year ended 9/30/2012	31.54	.20	7.86	8.06
	Year ended 9/30/2011	35.93	.20	(3.96)	(3.76)
	Year ended 9/30/2010	30.39	.25	5.63	5.88
	Year ended 9/30/2009	28.47	.23	1.69	1.92

28	SMALLCAP World Fund

Dividends and distributions
						Ratio of		Ratio of		Ratio of
Dividends		Total				expenses to		expenses to		net (loss)
(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		income to
investment	(from capital	and	value, end	Total	end of period	assets before		assets after		average net
income)	gains)	distributions	of period	return[2,3]	(in millions)	waivers		waivers[3]		assets[3]
$—	$(2.43)	$(2.43)	$49.75	6.77%	$17,564	1.07%[6]		1.07%[6]		(.28)%[6]
(.54)	—	(.54)	48.91	26.29	16,454	1.13		1.13		.15
(.11)	—	(.11)	39.27	25.26	13,557	1.14		1.14		.23
(.52)	—	(.52)	31.45	(11.01)	11,926	1.09		1.09		.23
(.20)	—	(.20)	35.82	19.11	14,432	1.13		1.13		.43
—	—	—	30.26	6.32	12,814	1.25		1.24		.82
—	(2.43)	(2.43)	46.52	6.38	161	1.83	[6]	1.83	[6]	(1.05)[6]
(.19)	—	(.19)	46.06	25.29	185	1.89		1.89		(.63)
—	—	—	36.95	24.33	214	1.90		1.90		(.58)
(.24)	—	(.24)	29.72	(11.68)	266	1.86		1.86		(.55)
—	—	—	33.87	18.18	397	1.89		1.89		(.37)
—	—	—	28.66	5.52	428	2.02		2.00		.06
—	(2.43)	(2.43)	45.96	6.36	955	1.88	[6]	1.88	[6]	(1.09)[6]
(.25)	—	(.25)	45.54	25.26	920	1.93		1.93		(.65)
—	—	—	36.60	24.32	779	1.93		1.93		(.56)
(.29)	—	(.29)	29.44	(11.70)	725	1.86		1.86		(.53)
(.01)	—	(.01)	33.61	18.19	865	1.88		1.88		(.32)
—	—	—	28.44	5.64	738	1.94		1.92		.13
—	(2.43)	(2.43)	49.32	6.78	998	1.08	[6]	1.08	[6]	(.29)[6]
(.55)	—	(.55)	48.51	26.33	868	1.07		1.07		.21
(.11)	—	(.11)	38.94	25.30	655	1.12		1.12		.25
(.53)	—	(.53)	31.18	(11.02)	583	1.08		1.08		.25
(.22)	—	(.22)	35.53	19.16	654	1.10		1.10		.46
—	—	—	30.03	6.45	543	1.14		1.13		.94
—	(2.43)	(2.43)	49.94	6.90	753	.81	[6]	.81	[6]	(.02)[6]
(.68)	—	(.68)	49.03	26.68	629	.82		.82		.48
(.22)	—	(.22)	39.38	25.69	344	.83		.83		.55
(.63)	—	(.63)	31.54	(10.79)	266	.82		.82		.53
(.34)	—	(.34)	35.93	19.46	246	.81		.81		.78
—	—	—	30.39	6.78	158	.87		.87		.91

See page 33 for footnotes.

SMALLCAP World Fund	29

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset		Net gains (losses)
		value,	Net	on securities	Total from
		beginning	investment	(both realized	investment
		of period	(loss) income	and unrealized)	operations
Class 529-A:	Six months ended 3/31/2014[4,5]	$48.59	$(.09)	$3.32	$3.23
	Year ended 9/30/2013	39.03	.04	10.05	10.09
	Year ended 9/30/2012	31.27	.07	7.80	7.87
	Year ended 9/30/2011	35.63	.08	(3.92)	(3.84)
	Year ended 9/30/2010	30.13	.13	5.58	5.71
	Year ended 9/30/2009	28.32	.19	1.62	1.81
Class 529-B:	Six months ended 3/31/2014[4,5]	46.52	(.28)	3.17	2.89
	Year ended 9/30/2013	37.30	(.30)	9.66	9.36
	Year ended 9/30/2012	30.03	(.23)	7.50	7.27
	Year ended 9/30/2011	34.23	(.23)	(3.76)	(3.99)
	Year ended 9/30/2010	28.98	(.13)	5.38	5.25
	Year ended 9/30/2009	27.47	.01	1.50	1.51
Class 529-C:	Six months ended 3/31/2014[4,5]	46.27	(.27)	3.15	2.88
	Year ended 9/30/2013	37.20	(.29)	9.60	9.31
	Year ended 9/30/2012	29.95	(.21)	7.46	7.25
	Year ended 9/30/2011	34.19	(.22)	(3.76)	(3.98)
	Year ended 9/30/2010	28.94	(.12)	5.37	5.25
	Year ended 9/30/2009	27.43	.01	1.50	1.51
Class 529-E:	Six months ended 3/31/2014[4,5]	47.87	(.15)	3.26	3.11
	Year ended 9/30/2013	38.45	(.06)	9.91	9.85
	Year ended 9/30/2012	30.79	(.03)	7.70	7.67
	Year ended 9/30/2011	35.11	(.03)	(3.87)	(3.90)
	Year ended 9/30/2010	29.70	.04	5.50	5.54
	Year ended 9/30/2009	28.00	.12	1.58	1.70
Class 529-F-1:	Six months ended 3/31/2014[4,5]	48.73	(.04)	3.33	3.29
	Year ended 9/30/2013	39.14	.13	10.07	10.20
	Year ended 9/30/2012	31.35	.14	7.83	7.97
	Year ended 9/30/2011	35.72	.15	(3.94)	(3.79)
	Year ended 9/30/2010	30.20	.20	5.59	5.79
	Year ended 9/30/2009	28.33	.24	1.63	1.87

30	SMALLCAP World Fund

Dividends and distributions
						Ratio of		Ratio of		Ratio of
Dividends		Total				expenses to		expenses to		net (loss)
(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		income to
investment	(from capital	and	value, end	Total	end of period	assets before		assets after		average net
income)	gains)	distributions	of period	return[2,3]	(in millions)	waivers		waivers[3]		assets[3]
$—	$(2.43)	$(2.43)	$49.39	6.75%	$963	1.15%[6]		1.15%[6]		(.36)%[6]
(.53)	—	(.53)	48.59	26.18	884	1.19		1.19		.09
(.11)	—	(.11)	39.03	25.22	689	1.19		1.19		.19
(.52)	—	(.52)	31.27	(11.05)	541	1.14		1.14		.20
(.21)	—	(.21)	35.63	19.06	548	1.16		1.16		.41
—	—	—	30.13	6.39	421	1.22		1.21		.84
—	(2.43)	(2.43)	46.98	6.31	22	1.96	[6]	1.96	[6]	(1.18)[6]
(.14)	—	(.14)	46.52	25.17	25	1.99		1.99		(.73)
—	—	—	37.30	24.21	30	2.01		2.01		(.68)
(.21)	—	(.21)	30.03	(11.78)	36	1.95		1.95		(.63)
—	—	—	34.23	18.12	52	1.97		1.97		(.44)
—	—	—	28.98	5.50	51	2.05		2.03		.02
—	(2.43)	(2.43)	46.72	6.30	294	1.94	[6]	1.94	[6]	(1.15)[6]
(.24)	—	(.24)	46.27	25.21	273	1.98		1.98		(.70)
—	—	—	37.20	24.21	222	2.00		2.00		(.62)
(.26)	—	(.26)	29.95	(11.77)	186	1.94		1.94		(.61)
—	—	—	34.19	18.10	194	1.97		1.97		(.40)
—	—	—	28.94	5.54	155	2.04		2.03		.02
—	(2.43)	(2.43)	48.55	6.60	52	1.40	[6]	1.40	[6]	(.60)[6]
(.43)	—	(.43)	47.87	25.90	48	1.43		1.43		(.15)
(.01)	—	(.01)	38.45	24.90	38	1.45		1.45		(.07)
(.42)	—	(.42)	30.79	(11.32)	31	1.43		1.43		(.08)
(.13)	—	(.13)	35.11	18.71	31	1.46		1.46		.11
—	—	—	29.70	6.07	25	1.52		1.51		.54
—	(2.43)	(2.43)	49.59	6.86	80	.94	[6]	.94	[6]	(.15)[6]
(.61)	—	(.61)	48.73	26.43	73	.98		.98		.30
(.18)	—	(.18)	39.14	25.51	53	.99		.99		.39
(.58)	—	(.58)	31.35	(10.90)	43	.94		.94		.40
(.27)	—	(.27)	35.72	19.31	47	.95		.95		.62
—	—	—	30.20	6.60	35	1.02		1.01		1.04

See page 33 for footnotes.

SMALLCAP World Fund	31

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset		Net gains (losses)
		value,	Net	on securities	Total from
		beginning	investment	(both realized	investment
		of period	(loss) income	and unrealized)	operations
Class R-1:	Six months ended 3/31/2014[4,5]	$46.56	$(.24)	$3.17	$2.93
	Year ended 9/30/2013	37.40	(.23)	9.66	9.43
	Year ended 9/30/2012	30.07	(.17)	7.50	7.33
	Year ended 9/30/2011	34.32	(.19)	(3.77)	(3.96)
	Year ended 9/30/2010	29.05	(.09)	5.39	5.30
	Year ended 9/30/2009	27.51	.02	1.52	1.54
Class R-2:	Six months ended 3/31/2014[4,5]	46.56	(.24)	3.16	2.92
	Year ended 9/30/2013	37.39	(.23)	9.67	9.44
	Year ended 9/30/2012	30.07	(.18)	7.50	7.32
	Year ended 9/30/2011	34.30	(.20)	(3.76)	(3.96)
	Year ended 9/30/2010	29.03	(.11)	5.38	5.27
	Year ended 9/30/2009	27.55	(.02)	1.50	1.48
Class R-3:	Six months ended 3/31/2014[4,5]	47.79	(.14)	3.25	3.11
	Year ended 9/30/2013	38.39	(.05)	9.89	9.84
	Year ended 9/30/2012	30.73	(.02)	7.68	7.66
	Year ended 9/30/2011	35.03	(.03)	(3.84)	(3.87)
	Year ended 9/30/2010	29.64	.04	5.49	5.53
	Year ended 9/30/2009	27.94	.12	1.58	1.70
Class R-4:	Six months ended 3/31/2014[4,5]	48.59	(.07)	3.32	3.25
	Year ended 9/30/2013	39.03	.09	10.04	10.13
	Year ended 9/30/2012	31.25	.11	7.80	7.91
	Year ended 9/30/2011	35.60	.10	(3.91)	(3.81)
	Year ended 9/30/2010	30.12	.15	5.58	5.73
	Year ended 9/30/2009	28.29	.20	1.63	1.83
Class R-5:	Six months ended 3/31/2014[4,5]	49.46	.01	3.37	3.38
	Year ended 9/30/2013	39.71	.22	10.22	10.44
	Year ended 9/30/2012	31.80	.22	7.93	8.15
	Year ended 9/30/2011	36.21	.22	(3.99)	(3.77)
	Year ended 9/30/2010	30.60	.26	5.66	5.92
	Year ended 9/30/2009	28.64	.28	1.68	1.96
Class R-6:	Six months ended 3/31/2014[4,5]	49.00	.02	3.34	3.36
	Year ended 9/30/2013	39.34	.25	10.12	10.37
	Year ended 9/30/2012	31.52	.24	7.84	8.08
	Year ended 9/30/2011	35.89	.24	(3.96)	(3.72)
	Year ended 9/30/2010	30.31	.27	5.62	5.89
	Period from 5/1/2009 to 9/30/2009[4,8]	22.33	.13	7.85	7.98

	Six months ended March 31,	Year ended September 30
	2014[4,5]	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	20%	37%	35%	39%	45%	56%

32	SMALLCAP World Fund

Dividends and distributions						Ratio of		Ratio of		Ratio of
Dividends		Total				expenses to		expenses to		net (loss)
(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		income to
investment	(from capital	and	value, end	Total	end of period	assets before		assets after		average net
income)	gains)	distributions	of period	return[2,3]	(in millions)	waivers		waivers[3]		assets[3]
$—	$(2.43)	$(2.43)	$47.06	6.39%	$43	1.82%[6]		1.82%[6]		(1.04)%[6]
(.27)	—	(.27)	46.56	25.37	42	1.84		1.84		(.57)
—	—	—	37.40	24.38	37	1.86		1.86		(.50)
(.29)	—	(.29)	30.07	(11.68)	35	1.84		1.84		(.52)
(.03)	—	(.03)	34.32	18.25	43	1.87		1.87		(.30)
—	—	—	29.05	5.60	36	1.94		1.93		.11
—	(2.43)	(2.43)	47.05	6.37	749	1.82	[6]	1.82	[6]	(1.03)[6]
(.27)	—	(.27)	46.56	25.41	736	1.83		1.83		(.55)
—	—	—	37.39	24.34	647	1.89		1.89		(.52)
(.27)	—	(.27)	30.07	(11.72)	581	1.86		1.86		(.54)
—	—	—	34.30	18.19	712	1.93		1.93		(.37)
—	—	—	29.03	5.37	603	2.15		2.14		(.09)
—	(2.43)	(2.43)	48.47	6.61	859	1.38	[6]	1.38	[6]	(.60)[6]
(.44)	—	(.44)	47.79	25.90	836	1.40		1.40		(.12)
—	—	—	38.39	24.92	694	1.42		1.42		(.05)
(.43)	—	(.43)	30.73	(11.28)	586	1.41		1.41		(.08)
(.14)	—	(.14)	35.03	18.71	667	1.44		1.44		.13
—	—	—	29.64	6.05	534	1.53		1.51		.53
—	(2.43)	(2.43)	49.41	6.79	760	1.06	[6]	1.06	[6]	(.27)[6]
(.57)	—	(.57)	48.59	26.31	712	1.07		1.07		.21
(.13)	—	(.13)	39.03	25.38	550	1.08		1.08		.30
(.54)	—	(.54)	31.25	(10.98)	441	1.07		1.07		.26
(.25)	—	(.25)	35.60	19.15	486	1.09		1.09		.48
—	—	—	30.12	6.47	378	1.14		1.13		.88
—	(2.43)	(2.43)	50.41	6.94	608	.76	[6]	.76	[6]	.03 [6]
(.69)	—	(.69)	49.46	26.72	550	.77		.77		.51
(.24)	—	(.24)	39.71	25.77	384	.78		.78		.60
(.64)	—	(.64)	31.80	(10.74)	314	.77		.77		.56
(.31)	—	(.31)	36.21	19.50	347	.78		.78		.79
—	—	—	30.60	6.84	260	.82		.80		1.26
—	(2.43)	(2.43)	49.93	6.97	1,521	.71	[6]	.71	[6]	.09 [6]
(.71)	—	(.71)	49.00	26.80	1,206	.72		.72		.57
(.26)	—	(.26)	39.34	25.79	768	.73		.73		.67
(.65)	—	(.65)	31.52	(10.68)	494	.72		.72		.64
(.31)	—	(.31)	35.89	19.57	411	.73		.73		.84
—	—	—	30.31	35.74	317	.33		.33		.51

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	Class R-6 shares were offered beginning May 1, 2009.

See Notes to Financial Statements

SMALLCAP World Fund	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2013, through March 31, 2014).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	SMALLCAP World Fund

	Beginning account value 10/1/2013	Ending account value 3/31/2014	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,067.73	$5.52	1.07%
Class A — assumed 5% return	1,000.00	1,019.60	5.39	1.07
Class B — actual return	1,000.00	1,063.77	9.42	1.83
Class B — assumed 5% return	1,000.00	1,015.81	9.20	1.83
Class C — actual return	1,000.00	1,063.61	9.67	1.88
Class C — assumed 5% return	1,000.00	1,015.56	9.45	1.88
Class F-1 — actual return	1,000.00	1,067.83	5.57	1.08
Class F-1 — assumed 5% return	1,000.00	1,019.55	5.44	1.08
Class F-2 — actual return	1,000.00	1,069.02	4.18	.81
Class F-2 — assumed 5% return	1,000.00	1,020.89	4.08	.81
Class 529-A — actual return	1,000.00	1,067.52	5.93	1.15
Class 529-A — assumed 5% return	1,000.00	1,019.20	5.79	1.15
Class 529-B — actual return	1,000.00	1,063.11	10.08	1.96
Class 529-B — assumed 5% return	1,000.00	1,015.16	9.85	1.96
Class 529-C — actual return	1,000.00	1,063.02	9.98	1.94
Class 529-C — assumed 5% return	1,000.00	1,015.26	9.75	1.94
Class 529-E — actual return	1,000.00	1,066.01	7.21	1.40
Class 529-E — assumed 5% return	1,000.00	1,017.95	7.04	1.40
Class 529-F-1 — actual return	1,000.00	1,068.57	4.85	.94
Class 529-F-1 — assumed 5% return	1,000.00	1,020.24	4.73	.94
Class R-1 — actual return	1,000.00	1,063.93	9.37	1.82
Class R-1 — assumed 5% return	1,000.00	1,015.86	9.15	1.82
Class R-2 — actual return	1,000.00	1,063.71	9.36	1.82
Class R-2 — assumed 5% return	1,000.00	1,015.86	9.15	1.82
Class R-3 — actual return	1,000.00	1,066.10	7.11	1.38
Class R-3 — assumed 5% return	1,000.00	1,018.05	6.94	1.38
Class R-4 — actual return	1,000.00	1,067.95	5.47	1.06
Class R-4 — assumed 5% return	1,000.00	1,019.65	5.34	1.06
Class R-5 — actual return	1,000.00	1,069.40	3.92	.76
Class R-5 — assumed 5% return	1,000.00	1,021.14	3.83	.76
Class R-6 — actual return	1,000.00	1,069.65	3.66	.71
Class R-6 — assumed 5% return	1,000.00	1,021.39	3.58	.71

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

SMALLCAP World Fund	35

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, CA 94111-5994

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	SMALLCAP World Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2014, portfolio of SMALLCAP World Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

SMALLCAP World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of SMALLCAP World Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

Printed on paper containing 10% post-consumer waste Printed with inks containing soy and/or vegetable oil
Lit. No. MFGESRX-035-0514P Litho in USA BBC/UNL/8094-S37086

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

SMALLCAP World Fund® Investment portfolio March 31, 2014

unaudited

Common stocks 89.56%
		Value
Consumer discretionary 19.72%	Shares	(000)

Netflix, Inc.[1]	998,743	$351,587
Domino’s Pizza, Inc.[2]	3,040,000	233,989
Melco International Development Ltd.[3]	56,695,000	191,645
Lions Gate Entertainment Corp.[2]	7,081,000	189,275
Paddy Power PLC[3]	2,237,300	177,256
ASOS PLC[1,3]	2,014,755	174,406
Tesla Motors, Inc.[1]	667,845	139,212
Mr Price Group Ltd.[3]	7,820,383	116,934
John Wiley & Sons, Inc., Class A	1,971,083	113,613
Five Below, Inc.[1]	2,639,833	112,140
Ted Baker PLC[2,3]	3,024,993	108,346
TOD’S SpA[3]	655,000	85,038
Coupons.com Inc.[1,2,3]	3,287,996	68,892
Coupons.com Inc.[1,2]	600,000	14,790
Dollarama Inc.	1,039,000	79,154
START TODAY Co., Ltd.[3]	3,078,000	78,692
Melco Crown Entertainment Ltd. (ADR)[1]	2,000,000	77,300
Entertainment One Ltd.[1,3]	13,659,782	75,195
Jumbo SA1,3	3,997,964	71,698
Rightmove PLC[3]	1,602,000	70,538
Inchcape PLC[3]	6,465,600	69,794
Domino’s Pizza Enterprises Ltd.[3]	3,687,710	68,451
Brinker International, Inc.	1,262,500	66,218
Ocado Group PLC[1,3]	8,533,708	65,626
Brunello Cucinelli SpA[3]	2,468,086	65,308
SeaWorld Entertainment, Inc.	2,154,500	65,131
Penske Automotive Group, Inc.	1,502,000	64,226
ASKUL Corp.[3]	2,038,600	64,130
Chow Sang Sang Holdings International Ltd.[3]	26,541,000	62,824
Eclat Textile Co., Ltd.[3]	5,279,000	62,240
Gentex Corp.	1,954,567	61,627
Tiffany & Co.	667,000	57,462
L’Occitane International SA3	23,219,500	57,347
YOOX SpA[1,3]	1,641,469	56,206
PT Matahari Department Store Tbk[1,3]	44,070,000	54,088
OSIM International Ltd[3]	25,500,000	52,575
Jarden Corp.[1]	862,500	51,603
Valeo SA, non-registered shares[3]	365,000	51,486
Minth Group Ltd.[3]	25,142,000	51,232
Liberty Global PLC, Class C1	877,628	35,728
Liberty Global PLC, Class A1	351,978	14,642
Arcos Dorados Holdings Inc., Class A	4,735,000	47,729
Group 1 Automotive, Inc.	702,600	46,133
Moncler SpA[1,3]	2,662,600	45,574
Zee Entertainment Enterprises Ltd.[3]	9,270,000	42,098

Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Gourmet Master Co., Ltd.[3]	5,215,000	$40,501
Jubilant FoodWorks Ltd.[1,3]	2,220,098	39,531
Unibet Group PLC (SDR)[3]	713,500	35,845
Bloomin’ Brands, Inc.[1]	1,400,000	33,740
Home Inns & Hotels Management Inc. (ADR)[1]	1,006,000	32,484
Daily Mail and General Trust PLC, Class A, nonvoting[3]	2,210,000	32,012
Zhongsheng Group Holdings Ltd.[3]	22,854,000	31,500
Navitas Ltd.[3]	4,625,000	31,419
Ctrip.com International, Ltd. (ADR)[1]	588,300	29,662
Cox & Kings Ltd.[2,3]	10,592,000	28,363
Cox & Kings Ltd. (GDR)[2,3]	330,000	884
Bloomberry Resorts Corp.[1,3]	122,594,600	27,481
Boyd Gaming Corp.[1]	2,049,000	27,047
Playmates Toys Ltd.[1,3]	57,268,000	26,891
zulily, inc., Class A1	534,000	26,801
CJ Home Shopping Co., Ltd.[3]	76,100	26,080
Oxford Industries, Inc.	318,000	24,868
Quiksilver, Inc.[1]	3,268,300	24,545
Lennar Corp., Class A	619,000	24,525
Merida Industry Co., Ltd.[3]	3,462,000	23,014
Sotheby’s Holdings, Inc.	525,000	22,864
Redrow PLC[3]	4,185,000	22,715
Giordano International Ltd.[3]	35,020,000	22,661
Chipotle Mexican Grill, Inc.[1]	39,890	22,660
Eros International PLC, Class A1	1,371,666	22,043
Stella International Holdings Ltd.[3]	9,040,500	21,616
Murphy USA Inc.[1]	510,000	20,701
Don Quijote Holdings Co., Ltd.[3]	401,000	20,683
China Lodging Group, Ltd. (ADR)[1]	840,000	20,639
PT Multipolar Tbk[3]	497,040,000	19,651
Dick Smith Holdings Ltd.[1,3]	9,090,940	18,411
DSW Inc., Class A	500,000	17,930
TAKKT AG3	801,778	17,685
Parkson Retail Asia Ltd.[3]	23,182,000	17,323
Golden Eagle Retail Group Ltd.[3]	12,356,000	17,164
Toll Brothers, Inc.[1]	471,800	16,938
TravelCenters of America LLC[1,2]	2,023,750	16,494
Coway Co., Ltd.[3]	235,000	16,487
Installed Building Products, Inc.[1]	1,178,806	16,444
Topps Tiles PLC[3]	7,000,000	16,090
Cavco Industries, Inc.[1]	204,000	16,004
Grand Korea Leisure Co. Ltd.[3]	385,000	15,819
ValueVision Media, Inc., Class A1,2	3,184,170	15,475
Container Store Group, Inc.[1]	440,000	14,938
SHW AG, non-registered shares[3]	230,000	14,790
Mothercare PLC[1,2,3]	4,450,000	13,947
Major Cineplex Group PCL[3]	23,845,000	13,922
Hankook Tire Co., Ltd.[3]	233,473	13,278
HUGO BOSS AG3	99,231	13,216
Intercontinental Hotels Group PLC[3]	401,966	12,938
CTC Media, Inc.	1,365,922	12,580
I.T Limited[3]	46,310,000	12,180
zooplus AG, non-registered shares[1,3]	148,400	11,896
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

William Hill PLC[3]	2,047,800	$ 11,650
eLong, Inc. (ADR)[1]	690,000	11,144
Ripley Corp SA	17,726,000	11,077
D.R. Horton, Inc.	490,000	10,609
PT Ace Hardware Indonesia Tbk[3]	156,400,000	10,383
GVC Holdings PLC[3]	1,663,694	10,370
Techtronic Industries Co. Ltd.[3]	3,570,000	9,942
Tribhovandas Bhimji Zaveri Ltd.[2,3]	4,335,732	9,542
American Axle & Manufacturing Holdings, Inc.[1]	505,000	9,353
Mando Corp.[3]	72,600	9,195
POLYTEC Holding AG, non-registered shares[3]	834,369	9,058
Weight Watchers International, Inc.	382,000	7,846
Bright Horizons Family Solutions Inc.[1]	180,400	7,055
Mood Media Corp.[1]	6,375,000	4,325
Mood Media Corp. (CDI)[1]	3,710,000	2,517
Café de Coral Holdings Ltd.[3]	2,240,000	6,780
China Zenix Auto International Ltd. (ADR) [1]	2,152,000	5,552
Talwalkars Better Value Fitness Ltd.[2,3]	1,694,000	4,583
Alpargatas SA, preferred nominative	810,020	4,498
Powerland AG, non-registered shares[1,2,3]	1,200,000	3,432
Ten Alps PLC[1,3]	3,439,001	43
Five Star Travel Corp.[1,3,4]	96,033	30
CEC Unet PLC[1,2,3]	35,100,775	—
Spot Runner, Inc.[1,3,5]	2,980,544	—
Fontainebleau Resorts LLC, Class A, nonvoting units[1,3,5]	1,900,000	—
		5,203,537

Health care 14.63%

Regeneron Pharmaceuticals, Inc.[1]	1,044,921	313,769
Incyte Corp.[1]	4,445,600	237,929
Endo International PLC[1]	1,745,100	119,801
Endo International PLC (CAD denominated)[1]	1,343,224	92,258
Synageva BioPharma Corp.[1,2]	2,274,774	188,738
Myriad Genetics, Inc.[1,2]	5,503,956	188,180
Hikma Pharmaceuticals PLC[3]	5,625,153	156,081
Centene Corp.[1]	2,353,915	146,531
athenahealth, Inc.[1]	865,423	138,675
Molina Healthcare, Inc.[1,2]	3,417,000	128,343
Emeritus Corp.[1,2]	3,529,700	110,974
BioMarin Pharmaceutical Inc.[1]	1,422,500	97,029
Sysmex Corp.[3]	2,940,000	94,328
Illumina, Inc.[1]	626,000	93,061
Ultragenyx Pharmaceutical Inc.[1,2,3]	889,970	36,984
Ultragenyx Pharmaceutical Inc.[1,2]	668,987	32,707
Intuitive Surgical, Inc.[1]	155,000	67,888
NuVasive, Inc.[1]	1,629,436	62,587
Insulet Corp.[1]	1,308,000	62,025
Grifols, SA, Class A, non-registered shares[3]	765,000	41,999
Grifols, SA, Class B, non-registered shares[3]	463,950	19,128
Novadaq Technologies Inc.[1]	2,630,948	58,618
Alnylam Pharmaceuticals, Inc.[1]	864,700	58,056
Theravance, Inc.[1]	1,797,000	55,599
GN Store Nord AS3	2,137,699	53,147
Common stocks
		Value
Health care (continued)	Shares	(000)

Galapagos NV1,2,3	2,378,928	$ 52,437
Teleflex Inc.	460,700	49,406
Genomma Lab Internacional, SAB de CV, Series B1	18,433,000	47,397
Fleury SA, ordinary nominative	5,540,900	47,082
Nihon Kohden Corp.[3]	1,129,600	44,969
bluebird bio, Inc.[1,2]	1,903,048	43,275
GW Pharmaceuticals PLC (ADR)[1]	726,500	43,132
Hologic, Inc.[1]	1,965,000	42,248
Covance Inc.[1]	400,000	41,560
ArthroCare Corp.[1]	828,725	39,936
Orexigen Therapeutics, Inc.[1,2]	6,080,200	39,521
Virbac SA3	160,200	35,777
Fisher & Paykel Healthcare Corp. Ltd.[3]	9,663,437	35,710
PerkinElmer, Inc.	745,000	33,570
Prothena Corp. PLC[1]	826,620	31,668
Sirona Dental Systems, Inc.[1]	420,000	31,361
MD Medical Group Investments PLC (GDR)[3]	2,272,000	19,289
MD Medical Group Investments PLC (GDR)[3,4]	1,176,761	9,991
Team Health Holdings, Inc.[1]	637,300	28,519
Pharmacyclics, Inc.[1]	283,656	28,428
HeartWare International, Inc.[1]	300,000	28,134
Tong Ren Tang Technologies Co., Ltd., Class H3	8,435,000	27,174
Zeltiq Aesthetics, Inc.[1]	1,300,331	25,500
Neovasc Inc.[1,2]	4,192,000	25,406
XenoPort, Inc.[1,2]	4,769,000	24,656
Premier, Inc., Class A1	725,000	23,889
ChemoCentryx, Inc.[1,2]	3,426,800	22,720
Eurofins Scientific SE, non-registered shares[3]	73,500	22,011
KYTHERA Biopharmaceuticals, Inc.[1]	547,300	21,761
Ironwood Pharmaceuticals, Inc., Class A1	1,650,000	20,328
QIAGEN NV1,3	968,751	20,318
Nobel Biocare Holding AG3	1,350,000	19,442
Neurocrine Biosciences, Inc.[1]	1,150,200	18,518
Seattle Genetics, Inc.[1]	372,000	16,948
Brookdale Senior Living Inc.[1]	490,000	16,420
Castlight Health, Inc., Class B1	747,900	15,870
CONMED Corp.	365,000	15,859
Wright Medical Group, Inc.[1]	438,485	13,624
Achillion Pharmaceuticals, Inc.[1]	4,130,000	13,588
Idenix Pharmaceuticals, Inc.[1]	2,180,000	13,145
Orthofix International NV1	377,000	11,367
Medivation, Inc.[1]	160,000	10,299
Tsukui Corp.[3]	895,000	8,710
Krka, dd, Novo mesto[3]	99,787	8,299
Pharmstandard OJSC (GDR)[1,3]	924,610	8,045
Tsumura & Co.[3]	315,000	7,587
		3,859,329

Information technology 11.64%

AAC Technologies Holdings Inc.[3]	29,287,250	152,715
OpenTable, Inc.[1,2]	1,590,000	122,319
Demandware, Inc.[1,2]	1,785,000	114,347
TriQuint Semiconductor, Inc.[1]	7,735,000	103,572
Common stocks
		Value
Information technology (continued)	Shares	(000)

Vistaprint NV1,2	1,860,000	$91,549
Concur Technologies, Inc.[1]	799,869	79,243
Palo Alto Networks, Inc.[1]	1,132,350	77,679
Hamamatsu Photonics KK3	1,665,100	75,395
National Instruments Corp.	2,594,264	74,429
MercadoLibre, Inc.	751,000	71,428
Playtech PLC[3]	6,084,421	68,597
Topcon Corp.[3]	4,002,900	65,451
Halma PLC[3]	6,790,105	65,257
ASM International NV3	1,574,000	63,266
MICROS Systems, Inc.[1]	1,149,000	60,817
Finisar Corp.[1]	2,232,100	59,173
Xoom Corp.[1,2]	3,013,000	58,814
CDW Corp.	2,060,000	56,526
Dolby Laboratories, Inc., Class A1	1,268,400	56,444
Semiconductor Manufacturing International Corp.[1,3]	717,250,000	53,644
Anritsu Corp.[3]	4,555,000	52,209
Spectris PLC[3]	1,314,600	50,927
OBIC Co., Ltd.[3]	1,583,300	49,907
Hittite Microwave Corp.	760,950	47,970
Alcatel-Lucent[1,3]	11,726,125	46,333
Oxford Instruments PLC[3]	2,102,800	44,478
Montage Technology Group Ltd.[1,2]	2,199,800	44,040
International Rectifier Corp.[1]	1,497,734	41,038
Info Edge (India) Ltd.[3]	3,860,000	40,083
ASML Holding NV (New York registered)	408,321	38,121
Ellie Mae, Inc.[1]	1,191,000	34,348
Zebra Technologies Corp., Class A1	486,475	33,766
Trimble Navigation Ltd.[1]	840,000	32,651
FireEye, Inc.[1]	517,100	31,838
Power Integrations, Inc.	477,100	31,384
QIWI PLC, Class B (ADR)	870,000	30,145
Autodesk, Inc.[1]	605,000	29,754
Cray Inc.[1]	795,229	29,678
Itron, Inc.[1]	815,000	28,965
iEnergizer Ltd.[1,2,3]	7,650,500	27,741
CoStar Group, Inc.[1]	147,700	27,581
Ultimate Software Group, Inc.[1]	193,600	26,523
SUNeVision Holdings Ltd.[3]	78,800,000	25,812
AVEVA Group PLC[3]	736,800	25,756
Cvent, Inc.[1]	670,000	24,220
Liquidity Services, Inc.[1]	925,000	24,096
KLA-Tencor Corp.	340,650	23,553
Inphi Corp.[1]	1,461,199	23,511
Compuware Corp.	2,186,752	22,961
Rally Software Development Corp.[1,2]	1,700,000	22,746
Nemetschek AG3	274,258	22,671
Blackhawk Network Holdings, Inc., Class A1	923,977	22,536
Hana Microelectronics PCL[3]	23,935,000	22,497
ASM Pacific Technology Ltd.[3]	2,314,700	22,471
Belden Inc.	300,000	20,880
NHN Entertainment Corp.[1,3]	231,000	20,876
Pandora Media, Inc.[1]	675,000	20,466
Common stocks
		Value
Information technology (continued)	Shares	(000)

SciQuest, Inc.[1]	740,000	$ 19,991
Suprema Inc.[1,2,3]	868,200	19,667
Kingdee International Software Group Co. Ltd.[1,3]	50,000,000	19,226
Guidewire Software, Inc.[1]	350,000	17,167
Agilysys, Inc.[1,2]	1,280,591	17,160
Persistent Systems Ltd.[3]	956,000	16,799
MagnaChip Semiconductor Corp.[1]	1,200,000	16,728
DeNA Co., Ltd.[3]	917,000	16,537
Gogo Inc.[1]	800,000	16,432
Semtech Corp.[1]	620,000	15,711
Alten SA, non-registered shares[3]	250,000	13,434
Demand Media, Inc.[1]	2,696,660	13,079
Kapsch TrafficCom AG, non-registered shares[3]	227,001	12,483
SINA Corp.[1]	204,000	12,324
SPS Commerce, Inc.[1]	200,000	12,290
Immersion Corp.[1]	1,105,365	11,662
Vocus, Inc.[1]	859,333	11,455
Covisint Corp.[1]	1,472,000	10,790
Wacom Co., Ltd.[3]	1,415,000	9,917
Youku Tudou Inc., Class A (ADR)[1]	300,000	8,412
Angie’s List, Inc.[1]	660,000	8,039
Tangoe, Inc.[1]	422,400	7,852
PChome Online Inc.[3]	954,788	7,154
Cognex Corp.	161,202	5,458
Yaskawa Electric Corp.[3]	375,000	5,172
Kingboard Laminates Holdings Ltd.[3]	13,477,281	4,935
NetSuite Inc.[1]	50,000	4,741
China High Precision Automation Group Ltd.[1,2,3]	53,032,000	684
Remark Media, Inc.[1]	108,065	595
		3,071,091
Industrials 11.45%

Moog Inc., Class A1	2,597,800	170,182
American Airlines Group Inc.[1]	4,627,000	169,348
ITT Corp.	2,826,621	120,866
Intertek Group PLC[3]	1,825,000	93,659
Northgate PLC[2,3]	10,626,805	92,188
CIMC Enric Holdings Ltd.[3]	56,417,000	79,742
Oshkosh Corp.	1,340,000	78,886
BELIMO Holding AG3	28,050	77,749
Loomis AB, Class B3	2,883,452	74,129
MonotaRO Co., Ltd.[3]	2,553,800	65,385
IDEX Corp.	875,000	63,779
MITIE Group PLC[3]	11,709,000	63,670
KEYW Holding Corp.[1,2]	2,836,400	53,069
Waste Connections, Inc.	1,206,000	52,895
Boer Power Holdings Ltd.[2,3]	39,202,000	52,870
OSG Corp.[3]	3,028,300	52,823
PARK24 Co., Ltd.[3]	2,765,000	52,485
Spirax-Sarco Engineering PLC[3]	1,078,000	52,074
AirAsia Bhd.[3]	65,888,700	51,441
Continental Building Products, Inc.[1,2]	2,705,000	50,962
Clean Harbors, Inc.[1]	919,500	50,379
Common stocks
		Value
Industrials (continued)	Shares	(000)

Polypore International, Inc.[1]	1,397,100	$47,795
Jaiprakash Associates Ltd.[3]	52,425,000	47,078
Landstar System, Inc.	791,000	46,843
NORMA Group SE, non-registered shares[3]	872,600	46,280
Exponent, Inc.	616,400	46,267
Alliance Global Group, Inc.[3]	66,295,000	42,135
Globaltrans Investment PLC (GDR)[3]	2,095,703	24,167
Globaltrans Investment PLC (GDR)[3,4]	1,529,400	17,637
Danieli & C. Officine Meccaniche SpA, nonconvertible shares[3]	1,697,903	39,060
Harmonic Drive Systems Inc.[3]	1,232,400	37,459
Masco Corp.	1,625,000	36,091
Chart Industries, Inc.[1]	443,700	35,296
TransDigm Group Inc.	190,000	35,188
Japan Airport Terminal Co. Ltd.[3]	1,356,000	35,142
Watsco, Inc.	350,000	34,969
Stock Building Supply Holdings, Inc.[1,2]	1,685,000	34,239
King Slide Works Co., Ltd.[3]	2,459,000	33,572
Mistras Group, Inc.[1,2]	1,460,000	33,244
Johnson Electric Holdings Ltd.[3]	31,420,000	29,057
Takeuchi Mfg. Co., Ltd.[2,3]	1,117,000	28,777
Meggitt PLC[3]	3,470,000	27,817
Hamburger Hafen und Logistik AG3	1,074,130	25,829
Graco Inc.	340,000	25,412
Pegasus Hava Tasimaciligi AS1,3	1,885,000	25,250
ARC Document Solutions, Inc.[1,2]	3,332,093	24,791
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	1,905,000	23,508
Regus PLC[3]	6,205,000	22,829
Flughafen Zürich AG3	35,400	22,761
BTS Rail Mass Transit Growth Infrastructure Fund[3]	71,183,700	20,974
Avis Budget Group, Inc.[1]	420,000	20,454
Frigoglass SAIC[1,2,3]	3,052,380	19,782
Carborundum Universal Ltd.[3]	7,985,000	19,628
Beacon Roofing Supply, Inc.[1]	500,000	19,330
AIA Engineering Ltd.[3]	1,897,981	17,753
PT AKR Corporindo Tbk[3]	40,759,000	17,456
Okabe Co., Ltd.[3]	1,208,000	17,346
Wienerberger AG3	868,000	16,585
SATS Ltd.[3]	6,770,000	16,396
Nok Airlines PCL[3]	26,730,400	15,481
Houston Wire & Cable Co.[2]	1,150,000	15,100
Gujarat Pipavav Port Ltd.[1,3]	10,180,000	14,989
Amara Raja Batteries Ltd.[3]	2,173,886	14,351
DKSH Holding AG3	179,551	14,291
Cummins India Ltd.[3]	1,418,800	14,173
Robert Half International Inc.	337,000	14,137
Geberit AG3	41,000	13,443
USG Corp.[1]	397,000	12,990
Singamas Container Holdings Ltd.[3]	56,310,000	12,922
MTU Aero Engines AG3	134,000	12,463
MSA Safety Inc.	216,000	12,312
SAI Global Ltd.[3]	3,158,843	12,015
Teleperformance SA3	204,247	11,860
Cebu Air, Inc.[3]	10,800,000	11,558
Common stocks
		Value
Industrials (continued)	Shares	(000)

National Express Group PLC[3]	2,363,800	$ 11,045
Proto Labs, Inc.[1]	160,452	10,858
Andritz AG3	170,000	10,515
Shun Tak Holdings Ltd.[3]	19,636,000	10,110
SIA Engineering Co. Ltd.[3]	2,196,000	8,457
Pfeiffer Vacuum Technology AG, non-registered shares[3]	64,000	7,818
Pacific Basin Shipping Ltd.[3]	11,650,000	7,468
Pipavav Defence and Offshore Engineering Co. Ltd.[1,3]	9,925,000	5,896
TD Power Systems Ltd.[3]	1,209,982	5,446
China Automation Group Ltd.[3]	27,000,000	4,538
Blount International, Inc.[1]	228,725	2,722
		3,019,736

Financials 9.88%

SVB Financial Group[1]	1,355,900	174,613
Financial Engines, Inc.	2,238,430	113,667
Validus Holdings, Ltd.	2,608,000	98,348
GT Capital Holdings, Inc.[3]	4,782,200	83,792
Onex Corp.	1,380,600	76,654
Ocwen Financial Corp.[1]	1,900,000	74,442
Altisource Residential Corp.	2,244,910	70,849
Altisource Asset Management Corp.[1]	64,707	69,537
East West Bancorp, Inc.	1,855,000	67,707
Tokyo Tatemono Co., Ltd.[3]	7,865,000	67,300
Greenhill & Co., Inc.	1,263,500	65,677
Kotak Mahindra Bank Ltd.[3]	4,940,000	64,549
First Republic Bank	1,141,825	61,647
PacWest Bancorp	1,331,000	57,246
HCC Insurance Holdings, Inc.	1,257,000	57,181
Sterling Financial Corp.[4]	1,666,668	55,550
Sterling Financial Corp.	42,500	1,417
Fibra Uno Administración, SA de CV	15,355,891	49,671
Umpqua Holdings Corp.	2,648,000	49,359
BOK Financial Corp.	680,000	46,954
VZ Holding AG3	263,200	44,675
Foxtons Group PLC[1,3]	7,153,390	42,938
ICG Group, Inc.[1,2]	2,094,000	42,759
Talmer Bancorp, Inc., Class A1,3	3,068,056	42,671
Home Loan Servicing Solutions, Ltd.	1,969,000	42,530
EFG International AG3	3,208,754	41,731
Kemper Corp.	1,000,000	39,170
Springleaf Holdings, Inc.[1]	1,464,200	36,825
LSL Property Services PLC[3]	4,991,394	36,204
ING Vysya Bank Ltd.[3]	3,271,217	34,775
Banco Espírito Santo, SA1,3	18,202,870	34,184
Altisource Portfolio Solutions SA1	273,000	33,213
East West Banking Corp.[1,3]	49,110,000	31,321
Avanza Bank Holding AB3	805,000	30,930
Leucadia National Corp.	1,104,516	30,926
Texas Capital Bancshares, Inc.[1]	461,700	29,983
Security Bank Corp.[3]	12,645,572	29,891
Shriram Transport Finance Co. Ltd.[3]	2,300,363	29,640
Janus Capital Group Inc.	2,543,000	27,642
Common stocks
		Value
Financials (continued)	Shares	(000)

GRUH Finance Ltd.[3]	5,450,000	$ 26,979
Old Republic International Corp.	1,635,000	26,814
K. Wah International Holdings Ltd.[3]	33,688,046	22,688
IDFC Ltd.[3]	11,000,000	22,632
Mercury General Corp.	500,000	22,540
Redwood Trust, Inc.	1,110,000	22,511
Tune Ins Holdings Bhd.[1,3]	36,816,000	22,209
Banca Generali SpA[3]	673,069	22,204
Home Federal Bancorp, Inc.[2]	1,384,249	21,539
Endurance Specialty Holdings Ltd.	400,000	21,532
Popular, Inc.[1]	656,000	20,329
RenaissanceRe Holdings Ltd.	205,000	20,008
Manappuram Finance Ltd.[2,3]	54,930,986	19,849
Signature Bank[1]	157,800	19,818
Bank of Ireland[1,3]	45,456,798	19,448
CapitalSource, Inc.	1,285,000	18,748
Crédito Real, SAB de CV	10,961,030	18,034
Chailease Holding Co. Ltd.[3]	6,420,000	15,467
TCS Group Holding PLC (GDR)[1,3,4]	1,046,200	8,484
TCS Group Holding PLC (GDR)[1,3]	839,700	6,810
Inversiones La Construcción SA	1,122,644	15,149
CenterState Banks, Inc.	1,375,400	15,019
Mahindra Lifespace Developers Ltd.[2,3]	2,157,380	13,279
Macquarie Mexican REIT	6,141,000	11,515
Kenedix, Inc.[1,3]	3,110,000	10,026
Sino-Ocean Land Holdings Ltd.[3]	18,296,400	10,024
Bao Viet Holdings[3]	4,137,486	8,846
First Southern Bancorp, Inc.[1,2,5]	1,344,915	8,137
Mapletree Greater China Commercial Trust[3]	12,089,000	7,843
Starwood Property Trust, Inc.	330,000	7,785
Metropolitan Bank & Trust Co.[1,3]	3,252,015	5,620
Soundwill Holdings Ltd.[3]	2,960,000	5,427
		2,605,481
Materials 4.83%

James Hardie Industries PLC (CDI)[3]	9,733,929	129,457
Chr. Hansen Holding A/S3	2,617,000	103,826
AptarGroup, Inc.	1,400,000	92,540
Silgan Holdings Inc.	1,439,500	71,284
OM Group, Inc.[2]	1,909,000	63,417
PolyOne Corp.	1,717,000	62,945
Goodpack Ltd.[2,3]	30,777,000	52,421
Synthomer PLC[3]	10,400,000	49,134
Yingde Gases Group Co. Ltd.[3]	46,640,000	44,786
Boral Ltd.[3]	7,960,000	41,741
Sealed Air Corp.	1,135,000	37,307
CPMC Holdings Ltd.[3]	46,500,000	36,986
FUCHS PETROLUB SE3	358,647	31,643
Mayr-Melnhof Karton AG, non-registered shares[3]	240,300	30,069
Schweitzer-Mauduit International, Inc.	704,418	30,001
Stillwater Mining Co.[1]	1,990,000	29,472
African Minerals Ltd.[1,3]	11,233,121	29,317
Gem Diamonds Ltd.[1,2,3]	9,611,686	27,721
Common stocks
		Value
Materials (continued)	Shares	(000)

United States Steel Corp.	953,600	$ 26,329
Kenmare Resources PLC[1,3]	109,972,782	25,663
Sirius Minerals PLC[1,2,3]	139,533,460	25,005
Nampak Ltd.[3]	7,217,000	24,589
Valspar Corp.	333,700	24,066
Tiangong International Co. Ltd.[3]	96,106,000	23,170
Symrise AG3	416,000	20,795
Arkema SA3	180,000	20,417
Croda International PLC[3]	470,000	20,013
Huhtamäki Oyj[3]	724,000	19,884
Yip’s Chemical Holdings Ltd.[3]	26,888,000	18,615
Lonmin PLC[1,3]	2,910,000	13,901
Mountain Province Diamonds Inc.[1]	2,222,222	10,533
UPL Ltd.[3]	2,950,000	9,125
Greatview Aseptic Packaging Co. Ltd.[3]	14,771,000	7,846
J.K. Cement Ltd.[3]	1,817,212	7,295
Duluth Metals Ltd.[1,2]	7,699,700	4,527
Cape Lambert Resources Ltd.[1,2,3]	47,330,825	4,391
Hummingbird Resources PLC[1,3]	1,650,000	1,472
China Forestry Holdings Co., Ltd.[1,3]	29,142,000	1,315
Eastern Platinum Ltd.[1]	13,500,000	977
Rusoro Mining Ltd.[1]	21,437,000	679
Vatukoula Gold Mines PLC[1,3]	3,214,081	342
		1,275,016
Consumer staples 4.72%

Super Group Ltd.[2,3]	44,597,000	123,548
Puregold Price Club, Inc.[3]	112,906,300	111,068
Raia Drogasil SA, ordinary nominative	10,577,374	91,509
PZ Cussons PLC[3]	15,105,000	88,734
Emmi AG3	240,600	86,743
Glanbia PLC[3]	4,737,600	72,725
Stock Spirits Group PLC[1,2,3]	11,690,000	57,440
Emami Ltd.[3]	7,815,000	56,950
Hypermarcas SA, ordinary nominative	7,392,600	53,465
Davide Campari-Milano SpA[3]	5,388,500	44,175
Nu Skin Enterprises, Inc., Class A	490,200	40,613
LT Group, Inc.[3]	81,670,000	31,762
Origin Enterprises PLC[3]	2,896,024	30,353
O’Key Group SA (GDR)[3]	3,325,000	29,982
COSMOS Pharmaceutical Corp.[3]	242,200	28,277
Sprouts Farmers Market, Inc.[1]	780,600	28,125
VST Industries Ltd.[2,3]	1,003,400	27,664
Eurocash SA3	2,068,000	27,298
Bizim Toptan Satis Magazalari AS, non-registered shares[2,3]	2,466,000	23,619
Herbalife Ltd.	380,000	21,763
Fresh Del Monte Produce Inc.	750,000	20,678
Petra Foods Ltd.[3]	6,683,000	19,630
PriceSmart, Inc.	167,700	16,926
Cosco Capital, Inc.[1,3]	78,351,300	16,578
Kernel Holding SA1,3	1,642,578	15,816
Coca-Cola Icecek AS, Class C3	567,512	13,646
Wumart Stores, Inc., Class H3	11,980,000	11,746
Common stocks
		Value
Consumer staples (continued)	Shares	(000)

PT Sumber Alfaria Trijaya Tbk[3]	222,505,000	$ 10,196
Sundrug Co., Ltd.[3]	194,900	8,891
Real Nutriceutical Group Ltd.[3]	39,400,000	8,839
Radico Khaitan Ltd.[3]	3,600,000	8,792
Tilaknager Industries Ltd.[2,3]	8,890,000	8,295
R.E.A. Holdings PLC[3]	800,000	6,133
HITEJINRO CO., LTD.[3]	200,679	4,428
		1,246,407
Energy 4.45%

InterOil Corp.[1]	2,344,500	151,830
Ophir Energy PLC[1,2,3]	33,820,898	135,290
Peyto Exploration & Development Corp.	2,020,400	68,937
Diamondback Energy, Inc.[1]	982,000	66,098
Africa Oil Corp.[1]	5,371,067	36,001
Africa Oil Corp. (SEK denominated)[1,3]	3,923,713	26,368
Bonanza Creek Energy, Inc.[1]	1,254,300	55,691
Keyera Corp.	871,800	55,273
C&J Energy Services, Inc.[1]	1,849,000	53,917
Nostrum Oil & Gas LP (GDR)[3,4]	4,669,500	49,102
Nostrum Oil & Gas LP (GDR)[3]	353,650	3,719
Concho Resources Inc.[1]	403,000	49,368
Paramount Resources Ltd.[1]	1,105,000	47,669
Ultra Petroleum Corp.[1]	1,580,000	42,486
Heritage Oil Ltd.[1,3]	10,628,000	42,162
SBM Offshore NV1,3	1,387,670	25,255
Oasis Petroleum Inc.[1]	600,000	25,038
BNK Petroleum Inc.[1,2]	12,804,914	23,629
Gulf Keystone Petroleum Ltd.[1,3,4]	15,715,000	22,634
Tourmaline Oil Corp.[1]	410,000	19,382
KrisEnergy Ltd.[1,3]	32,474,000	19,216
Core Laboratories NV	90,000	17,860
Genel Energy PLC[1,3]	1,067,800	17,501
Prosafe SE3	2,029,000	16,257
Exillon Energy PLC[1,3]	7,684,660	16,048
Lekoil Ltd. (CDI)[1,2,3]	17,002,425	14,939
Amerisur Resources PLC[1,3]	16,000,000	14,744
Aker Solutions ASA[3]	762,000	11,866
Falkland Oil and Gas Ltd.[1,3]	24,225,000	10,297
San Leon Energy PLC[1,2,3]	155,300,000	9,274
Tethys Petroleum Ltd.[1]	12,161,000	5,940
Tethys Petroleum Ltd. (GBP denominated)[1,3]	1,147,487	582
African Petroleum Corp. Ltd.[1,3]	21,954,576	5,701
Hunting PLC[3]	350,000	5,035
Borders & Southern Petroleum PLC[1,3]	20,265,000	4,018
Coal of Africa Ltd.[1,3]	32,410,123	2,337
Termbray Petro-king Oilfield Services Ltd.[1,3]	3,119,000	1,206
Range Resources Ltd.[1,3]	100,000,000	1,191
Esrey Energy Ltd.[1]	650,000	147
		1,174,008

Common stocks
		Value
Utilities 1.90%	Shares	(000)

ENN Energy Holdings Ltd.[3]	30,574,296	$ 213,749
Infraestructura Energética Nova, SAB de CV	14,857,600	76,886
APR Energy PLC[3]	4,181,600	56,312
Manila Water Co., Inc.[3]	95,875,300	51,124
Greenko Group PLC[1,2,3]	9,748,155	28,301
Ratchaburi Electricity Generating Holding PCL[3]	8,350,000	13,317
Ratchaburi Electricity Generating Holding PCL, nonvoting depository receipts[3]	7,945,000	12,671
CESC Ltd.[3]	2,250,000	18,957
Mytrah Energy Ltd.[1,2,3]	10,418,000	15,410
Energy World Corp. Ltd.[1,3]	47,700,000	14,407
		501,134

Telecommunication services 1.39%

Telephone and Data Systems, Inc.	3,021,600	79,196
Cogent Communications Group, Inc.	1,765,000	62,710
Reliance Communications Ltd.[3]	18,551,252	40,116
Total Access Communication PCL[3]	9,964,000	35,863
United States Cellular Corp.	470,000	19,275
T-Mobile US, Inc.	576,650	19,047
tw telecom inc.[1]	500,000	15,630
Iridium Communications Inc.[1]	2,047,288	15,375
Visto Corp.[1,3,5]	3,636,364	14,945
PT Sarana Menara Nusantara Tbk[1,3]	39,965,000	13,970
Globe Telecom, Inc.[3]	365,000	13,544
NII Holdings, Inc., Class B1,2	11,042,000	13,140
NewSat Ltd.[1,3]	26,555,563	10,101
Hutchison Telecommunications Hong Kong Holdings Ltd.[3]	28,662,000	9,543
Hellenic Telecommunications Organization SA1,3	275,000	4,545
		367,000

Miscellaneous 4.95%

Other common stocks in initial period of acquisition		1,305,335
Total common stocks (cost: $16,236,771,000)		23,628,074
Preferred securities 0.01%

Miscellaneous 0.01%

Other preferred securities in initial period of acquisition		2,375
Total preferred securities (cost: $1,425,000)		2,375
Rights & warrants 0.06%

Information technology 0.05%

Foursquare Labs, Inc., warrants, expire 2033[1,3,5]	1,163,990	11,812

Miscellaneous 0.01%

Other rights & warrants in initial period of acquisition		3,371
Total rights & warrants (cost: $926,000)		15,183
Convertible securities 0.26%
	Shares or	Value
Information technology 0.14%	principal amount	(000)

Foursquare Labs, Inc., Series D, convertible preferred[3,5]	1,551,988	$ 20,000
DocuSign, Inc., Series E, convertible preferred[3,5]	1,236,304	16,236
DocuSign, Inc., Series B, convertible preferred[3,5]	66,593	874
DocuSign, Inc., Series D, convertible preferred[3,5]	47,810	628
DocuSign, Inc., Series B1, convertible preferred[3,5]	19,947	262
		38,000

Financials 0.06%

OFG Bancorp, Series C, 8.75% noncumulative convertible preferred[5]	6,000	9,540
First Southern Bancorp, Inc., Series C, convertible preferred[1,2,3,5]	2,299	5,383
		14,923

Energy 0.04%

Clean Energy Fuels Corp. 5.25% convertible notes 2018[4]	$10,833,000	9,885

Telecommunication services 0.02%

Iridium Communications Inc., Series A, convertible preferred[4]	60,000	6,049

Consumer discretionary 0.00%

Spot Runner, Inc., Series C, convertible preferred[1,3,5]	1,626,016	—
Total convertible securities (cost: $66,833,000)		68,857
Bonds, notes & other debt instruments 0.26%
	Principal amount
U.S. Treasury bonds & notes 0.25%	(000)

U.S. Treasury 0.25% 2015	$ 19,700	19,722
U.S. Treasury 4.00% 2015	45,500	47,044
		66,766

Telecommunication services 0.01%

NII Capital Corp. 10.00% 2016[2]	5,000	2,062
NII Capital Corp. 7.625% 2021[2]	4,000	1,140
		3,202

Total bonds, notes & other debt instruments (cost: $70,783,000)		69,968

Short-term securities 9.84%

Federal Home Loan Bank 0.06%–0.165% due 4/11–11/26/2014	321,518	321,474
Freddie Mac 0.095%–0.14% due 4/1–11/3/2014	320,800	320,716
Fannie Mae 0.05%–0.135% due 5/14–11/24/2014	302,800	302,717
International Bank for Reconstruction and Development 0.10%–0.14% due 5/12–8/22/2014	272,500	272,462
Gotham Funding Corp. 0.145% due 4/8/2014[4]	57,195	57,193
Victory Receivables Corp. 0.16% due 4/11/2014[4]	57,100	57,097
Mitsubishi UFJ Trust and Banking Corp. 0.18% due 4/29/2014[4]	50,000	49,992
Thunder Bay Funding, LLC 0.18% due 5/20–5/27/2014[4]	72,000	71,979
Old Line Funding, LLC 0.17%–0.18% due 5/27–6/11/2014[4]	41,926	41,921
Svenska Handelsbanken Inc. 0.17% due 6/11–6/19/2014[4]	105,400	105,362
National Australia Funding (Delaware) Inc. 0.14%–0.16% due 4/7–4/23/2014[4]	105,000	104,992
U.S. Treasury Bills 0.058%–0.101% due 4/17–6/5/2014	93,000	92,998

	Principal amount	Value
Short-term securities	(000)	(000)

KfW 0.11%–0.13% due 5/27–6/13/2014[4]	$82,000	$ 81,981
ANZ National (International) Ltd. 0.20% due 8/14/2014[4]	77,300	77,237
Sumitomo Mitsui Banking Corp. 0.15%–0.25% due 4/30–8/7/2014[4]	72,450	72,409
Electricité de France 0.13%–0.15% due 4/8–4/14/2014[4]	62,100	62,097
Province of Ontario 0.09%–0.10% due 4/1–4/24/2014	60,700	60,698
Total Capital Canada Ltd. 0.07%–0.11% due 4/17–6/19/2014[4]	55,000	54,987
Nordea Bank AB 0.19% due 4/10/2014[4]	53,300	53,298
Mizuho Funding LLC 0.195% due 5/7/2014[4]	52,400	52,390
American Honda Finance Corp. 0.11% due 4/24/2014	50,000	49,997
Federal Farm Credit Banks 0.14% due 9/5/2014	46,500	46,486
Toyota Credit Canada Inc. 0.15% due 4/28/2014	41,700	41,697
Toronto-Dominion Holdings USA Inc. 0.13% due 5/16/2014[4]	35,000	34,995
Bank of Nova Scotia 0.18% due 4/16/2014	30,700	30,699
Kells Funding, LLC 0.20% due 8/18/2014[4]	25,000	24,981
Jupiter Securitization Co., LLC 0.28% due 11/13/2014[4]	24,000	23,958
BNP Paribas Finance Inc. 0.20% due 5/8/2014	20,000	19,996
Roche Holdings, Inc. 0.075% due 4/10/2014[4]	9,100	9,100
Total short-term securities (cost: $2,595,745,000)		2,595,909
Total investment securities (cost: $18,972,483,000)		26,380,366
Other assets less liabilities		1,512
Net assets		$26,381,878

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Represents an affiliated company as defined under the Investment Company Act of 1940.

3Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $10,905,263,000, which represented 41.34% of the net assets of the fund. This amount includes $10,616,129,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,215,331,000, which represented 4.61% of the net assets of the fund.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

Foursquare Labs, Inc., Series D, convertible preferred	12/3/2013	$ 20,000	$20,000.08%
Foursquare Labs, Inc., warrants, expire 2033	12/3/2013	—	11,812.04
DocuSign Inc., Series E, convertible preferred	2/28/2014	16,236	16,236.06
DocuSign Inc., Series B, convertible preferred	2/28/2014	874	874.00
DocuSign Inc., Series D, convertible preferred	2/28/2014	628	628.00
DocuSign Inc., Series B1, convertible preferred	2/28/2014	262	262.00
Visto Corp.	8/27/2012	20,000	14,945.06
OFG Bancorp, Series C, 8.75% noncumulative
convertible preferred	6/28/2012	6,000	9,540.04
First Southern Bancorp, Inc.	12/17/2009	22,070	8,137.03
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	—	5,383.02
Spot Runner, Inc.	10/26/2006–3/20/2008	15,071	—	.00
Spot Runner, Inc., Series C, convertible preferred	10/25/2006	6,000	—	.00
Fontainebleau Resorts LLC, Class A, nonvoting units	10/5/2005–6/1/2007	21,500	—	.00
Total restricted securities		$128,641	$87,817.33%

Key to abbreviations

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

SDR = Swedish Depositary Receipts

CAD = Canadian dollars

GBP = British pounds

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-035-0514O-S37668

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 30, 2014

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: May 30, 2014